Long-term and short-term loans issued - Movement in provision for impairment (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Loans issued
Disclosure of detailed information about financial instruments
Beginning balance	₽ (116)	₽ (202)
(Charge)/reversal for the year	(219)	(53)
Utilisation	14	139
Ending balance	(321)	(116)
Installment card loans
Disclosure of detailed information about financial instruments
(Charge)/reversal for the year	(222)
Ending balance	(222)
Loans to legal entities
Disclosure of detailed information about financial instruments
Beginning balance	(113)	(199)
(Charge)/reversal for the year	3	(53)
Utilisation	14	139
Ending balance	(96)	(113)
Loans to financial institutions
Disclosure of detailed information about financial instruments
Beginning balance	(3)	(3)
Ending balance	₽ (3)	₽ (3)